ACQUISITION OF INDIEFLIX GROUP, INC. (Details 1) - USD ($)	Feb. 28, 2022	Nov. 30, 2021	Sep. 22, 2021	Nov. 30, 2020
Allocated as follows:
Right-of-use asset	$ 117,906	$ 133,984
Deferred revenue	684,481	183,994
Lease liability	(56,998)	(135,175)
Intangible assets – distribution libraries	3,542,687	3,636,078
Goodwill	$ 1,634,463	$ 833,493
Indiex Flix [Member]
Consideration:
Common shares			$ 799,994
IndieFlix Contingent Consideration			(1,648,000)
Total unadjusted purchase price			2,447,994
Cash acquired			(21,076)
Total purchase price, net of cash acquired			2,426,918
Allocated as follows:
Accounts receivable			188,278
Inventory			105
Prepaids			8,335
Right-of-use asset			144,702
Accounts payable			(606,560)
Deferred revenue			(251,435)
Lease liability			(144,702)
Loans payable			(508,255)
Long-term debt			156,625
Intangible assets – distribution libraries			3,695,673
Goodwill			833,493
Deferred income taxes			(776,091)
Total			$ 2,426,918